Accounting Principles - Fair value measurement (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Foreign currency forwards contract
Financial liabilities	€ 72,156	€ 63,821
Financial assets	46,271	90,014
Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	8,253	9,876
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	8,253	9,876
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 8,253
Level 3 | Financial assets carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities		€ 9,876